NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019	Jun. 01, 2018
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes payable		$ 0	$ 4,000,000
Less: Discount		0	(67,384)	$ (750,000)
Notes Payable, Net of Discounts		0	3,932,616
Current portion	$ 5,147,073	0	3,932,616
Long term portion		0	0
Oasis Note [Member] | Loans Payable [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Notes payable		$ 0	$ 4,000,000